FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
Brookfield Renewables foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:
(MILLIONS)	Notes	2018	2017	2016
Foreign currency translation on
Property, plant and equipment, at fair value	12	$(1,512)	$506	$1,186
Borrowings	13	537	(282)	(244)
Deferred income tax liabilities and assets	11	184	(82)	(157)
Other assets and liabilities		(34)	48	201
		$(825)	$190	$986